                                                                   Russell Funds



                       Frank Russell Investment Company
                        Supplement Dated April 7, 1999
                   To The Prospectus Dated January 15, 1999
                   As Supplemented Through February 17, 1999

Effective immediately, the Diversified Equity and Equity Income Funds are managed by the following money managers:

                            DIVERISIFIED EQUITY FUND

     Alliance Capital Management L.P., First Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 500, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

     Morgan Stanley Dean Witter Investment Management Inc., 1221 Avenue of the Americas, New York, NY 10020, is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held corporation.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C.

Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael
L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

     Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.


                               EQUITY INCOME FUND

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA, 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.

                                                     Institutional Funds Class Y



                       Frank Russell Investment Company
                        Supplement Dated April 7, 1999
                   To The Prospectus Dated January 15, 1999
                   As Supplemented Through February 17, 1999

Effective immediately, the Equity I and Equity III Funds are managed by the following money managers:

                                 EQUITY I FUND

     Alliance Capital Management L.P., First Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 500, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

     Morgan Stanley Dean Witter Investment Management Inc., 1221 Avenue of the Americas, New York, NY 10020, is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held corporation.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C.

Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael
L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

     Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.


                                EQUITY III FUND

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA, 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.

                                         Institutional Funds Class E and Class I



                       Frank Russell Investment Company
                        Supplement Dated April 7, 1999
                   To The Prospectus Dated January 15, 1999
                   As Supplemented Through February 17, 1999

Effective immediately, the Equity I and Equity III Funds are managed by the following money managers:

                                 EQUITY I FUND

     Alliance Capital Management L.P., First Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 500, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

     Morgan Stanley Dean Witter Investment Management Inc., 1221 Avenue of the Americas, New York, NY 10020, is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held corporation.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C.

Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael
L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

     Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.


                                EQUITY III FUND

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA, 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.

                                                                LifePoints Funds



                       Frank Russell Investment Company
                        Supplement Dated April 7, 1999
                    To The Prospectus Dated January 15, 1999
                   As Supplemented Through February 17, 1999

Effective immediately, the Diversified Equity Fund is managed by the following money managers:

                            DIVERISIFIED EQUITY FUND

     Alliance Capital Management L.P., First Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 500, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

     Morgan Stanley Dean Witter Investment Management Inc., 1221 Avenue of the Americas, New York, NY 10020, is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held corporation.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C.

                                               Institutional Funds Premier Class



Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael
L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

     Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

                                               Institutional Funds Premier Class



                       Frank Russell Investment Company
                        Supplement Dated April 7, 1999
                    To The Prospectus Dated January 15, 1999
                   As Supplemented Through February 17, 1999

Effective immediately, the Equity I and Equity III Funds are managed by the following money managers:

                                 EQUITY I FUND

     Alliance Capital Management L.P., First Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 500, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

     Morgan Stanley Dean Witter Investment Management Inc., 1221 Avenue of the Americas, New York, NY 10020, is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held corporation.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C.

                                               Institutional Funds Premier Class



Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael
L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

     Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.


                                EQUITY III FUND

     Equinox Capital Management, Inc. 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     Trinity Investment Management Corporation, 301 North Spring Street, Bellefonte, PA, 16823 is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.